LONG-TERM DEBT- Narrative (Details)	Nov. 17, 2024 CAD ($)	Jul. 06, 2024 CAD ($)	Jan. 22, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Jun. 28, 2024 CAD ($)	Apr. 18, 2024 CAD ($)	Jan. 12, 2024 CAD ($)
Senior unsecured medium-term notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 950,000,000		$ 1,800,000,000
Senior unsecured medium-term notes series 20 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 750,000,000	150,000,000		$ 600,000,000
Nominal interest rate				5.02%			5.02%
Senior unsecured medium-term notes series 21 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 600,000,000			$ 600,000,000
Nominal interest rate				5.21%			5.21%
Senior unsecured medium-term notes series 22 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 750,000,000	150,000,000		$ 600,000,000
Nominal interest rate				5.67%			5.67%
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 0
Nominal interest rate				2.99%
Repayments of non-current borrowings			$ 650,000,000
Revolving Unsecured Credit Facility Maturing in June 2029 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,500,000,000		$ 1,500,000,000
Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				50,000,000		$ 50,000,000
Senior unsecured medium-term notes series 23 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 650,000,000	$ 650,000,000
Nominal interest rate				5.22%	5.22%
Senior unsecured medium-term notes series 19 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000	$ 300,000,000		$ 0
Nominal interest rate				5.72%
Redemption principal amount		$ 150,000,000
Borrowings, redemption price ratio	1.023	1.002